Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current Assets:
Cash and cash equivalents	$ 10,702	$ 11,480
Accounts receivable, less allowance for doubtful accounts of $1,598 and $57, respectively	109,802	84,122
Contracts receivable	7,610	0
Inventories	411,631	501,684
Refundable income taxes	4,350	1,221
Other current assets	7,323	3,075
Total Current Assets	551,600	603,248
Deferred income tax asset, net	7,872	2,417
Noncurrent assets held for sale-discontinued operations	1,026	1,143
Other assets	26,042	2,801
Right-of-use assets operating, net	60,663
Right-of-use assets financing, net	33,617
Property, plant, and equipment:
Land	24,955	25,832
Buildings and improvements	184,945	190,102
Equipment	408,385	421,639
Total	618,285	637,573
Less accumulated depreciation and amortization	389,796	398,300
Net property, plant, and equipment	228,489	239,273
Total Assets	909,309	848,882
Current Liabilities:
Accounts payable	71,194	61,024
Deferred revenue	7,758	4,098
Accrued vacation	11,876	11,678
Accrued payroll	11,864	5,105
Other accrued expenses	17,808	19,363
Current portion of long-term debt and lease obligations	28,274	6,763
Total Current Liabilities	149,654	112,377
Long-term debt, less current portion	217,081	265,900
Operating lease obligations, less current portion	42,760
Finance lease obligations, less current portion	24,366
Pension liabilities	75,742	17,349
Other liabilities	5,342	4,180
Noncurrent liabilities held for sale		305
Capital lease obligations, less current portion		31,286
Total Liabilities	514,945	431,397
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	681	707
Common stock	3,041	3,039
Additional paid-in capital	98,384	98,260
Treasury stock, at cost	(88,319)	(75,740)
Accumulated other comprehensive loss	(79,220)	(18,285)
Retained earnings	459,797	409,504
Total Stockholders’ Equity	394,364	417,485
Total Liabilities and Stockholders’ Equity	909,309	848,882
Discontinued Operations, Held-for-sale [Member]
Current Assets:
Assets held for sale	182	98
Current Liabilities:
Current liabilities held for sale	880	4,285
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Current Assets:
Assets held for sale		1,568
Current Liabilities:
Current liabilities held for sale		61
Noncurrent liabilities held for sale		$ 305